PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 91.5% of Net Assets
Non-Convertible Bonds – 91.4%
	ABS Car Loan – 2.5%
$ 4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,413,980
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,252,495
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	6,398,737
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	7,550,195
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027, 144A	1,798,832
7,982,902	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027, 144A	7,911,152
9,895,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	9,804,795
7,300,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033, 144A	7,295,851
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028, 144A	1,981,338
2,940,968	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	2,876,707
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,271,095
3,455,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031, 144A	3,299,866
14,500,000	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.850%, 8/15/2035, 144A	14,228,415
4,950,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, 1/20/2027	4,899,822
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029, 144A	12,635,502
9,874,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025, 144A	9,250,387
9,930,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028, 144A	9,976,135
10,730,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029, 144A	10,610,232
1,547,520	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class B, 6.451%, 12/15/2032, 144A	1,543,374
981,720	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class C, 6.986%, 12/15/2032, 144A	978,386
8,999,469	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	8,814,834
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,066,099
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027, 144A	6,692,249
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028, 144A	1,278,887

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028, 144A	$4,918,710

		168,748,075

	ABS Home Equity – 0.3%
2,670,136	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,516,515
10,541	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	10,378
970,764	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	890,127
2,970,000	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040, 144A	2,791,966
87,475	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	81,532
396,737	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	365,794
248,235	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	238,893
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.095%, 10/25/2053, 144A(a)	1,262,828
3,598,804	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	3,501,064
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	4,571,076
4,320,172	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	4,070,635

		20,300,808

	ABS Other – 1.5%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	2,218,904
6,728,748	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	5,733,352
11,854,475	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	10,021,844
4,099,211	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	3,995,566
8,034,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052, 144A	7,111,986
13,518,375	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052, 144A	10,942,678
6,541,698	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	5,633,253
9,018,944	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	7,832,412
1,274,780	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	1,270,207
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30 day USD SOFR Average + 0.760%, 5.827%, 6/16/2036, 144A(b)	13,179,307
18,611,200	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	15,322,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 3,099,656	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	$2,712,797
15,890,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038, 144A	15,810,089

		101,784,743

	ABS Student Loan – 0.6%
3,291,511	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	2,973,808
8,716,137	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	7,555,470
8,929,332	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071, 144A	8,790,302
3,223,158	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	2,754,881
7,833,739	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD LIBOR + 0.800%, 5.993%, 1/15/2053, 144A(b)	7,614,199
9,001,278	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053, 144A	8,933,049
2,264,604	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	2,084,031

		40,705,740

	ABS Whole Business – 0.3%
7,181,600	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	6,801,241
4,725,188	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	4,169,916
11,958,625	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051, 144A	9,603,446

		20,574,603

	Aerospace & Defense – 0.7%
15,199,000	Boeing Co., 5.705%, 5/01/2040	15,161,106
20,159,000	Boeing Co., 5.805%, 5/01/2050	20,085,437
11,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	11,484,115
1,329,000	Textron, Inc., 3.000%, 6/01/2030	1,158,445

		47,889,103

	Agency Commercial Mortgage-Backed Securities – 0.6%
1,725,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,437,719
1,598,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,331,869
2,103,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,752,767
6,087,674	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,326,864

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 3,634,653	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	$3,237,625
1,253,266	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,142,448
8,659,495	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	7,829,655
2,092,705	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,918,527
2,093,461	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,921,719
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,353,070
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	153,084
6,609,375	Federal National Mortgage Association, 4.240%, 7/01/2038	6,229,513

		38,634,860

	Airlines – 0.9%
5,874,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	5,819,422
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	5,457,354
1,416,818	Continental Airlines Pass-Through Trust, Series 2012-2A, Class A, 4.000%, 4/29/2026	1,370,998
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	14,319,053
3,367,460	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,229,360
22,605,000	United Airlines Pass-Through Trust, Series 2023-1, 5.800%, 7/15/2037	23,032,234
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	2,152,940
3,543,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	3,228,268

		58,609,629

	Apartment REITs – 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,120,563

	Automotive – 1.3%
11,690,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,700,720
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,343,164
17,142,000	General Motors Co., 5.000%, 4/01/2035	15,538,175
1,000,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	783,344
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,807,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 12,034,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	$10,476,444
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	5,429,595
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	9,814,289
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	6,793,272
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,150,846
12,381,000	Lear Corp., 5.250%, 5/15/2049	10,759,306
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,621,692

		90,218,577

	Banking – 6.8%
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	9,611,242
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	9,840,600
3,800,000	Banco Santander SA, 2.958%, 3/25/2031	3,133,444
15,850,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	15,642,034
4,000,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	4,111,396
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	25,066,627
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,131,483
16,280,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	16,128,697
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	22,952,814
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	13,262,800
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025, 144A	7,234,867
13,513,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	11,983,062
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	25,375,251
23,405,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	23,237,313
1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	1,104,247
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,139,438
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	6,295,981

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	$5,094,494
1,750,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	1,618,811
10,680,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	9,502,222
12,486,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,429,239
6,320,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	5,937,912
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,305,399
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	12,947,860
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	3,530,589
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,182,388
14,076,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	12,069,471
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025, 144A	13,571,973
7,950,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 4/19/2033, variable rate thereafter), 5.406%, 4/19/2034	7,888,585
13,321,000	Morgan Stanley, 3 mo. USD LIBOR + 1.340%, 3.591%, 7/22/2028(a)	12,291,146
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,479,355
10,135,000	Morgan Stanley, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	10,011,209
5,600,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,370,177
11,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	9,902,096
24,503,000	Societe Generale SA, 2.625%, 1/22/2025, 144A	23,024,342
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033, 144A	15,088,956
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	21,068,971
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033, 144A	597,642
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,197,947
10,888,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,511,088
6,655,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	6,657,738
5,040,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	6,041,136

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	$685,642
7,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	7,723,318
15,845,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	13,954,994

		464,935,996

	Building Materials – 0.4%
15,155,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	13,025,268
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	7,545,147
9,128,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	8,248,061
17,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	16,061

		28,834,537

	Cable Satellite – 0.7%
17,010,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	12,855,610
21,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	16,956,132
5,285,000	Time Warner Cable LLC, 4.500%, 9/15/2042	3,953,139
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	651,405
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,980,426
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,866,025
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,640,559

		44,903,296

	Chemicals – 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,301,041
21,698,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	20,950,875
6,925,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	6,896,706
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,116,477
6,640,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	6,697,591
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,424,860
8,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	7,232,634

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	$9,300,345
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051, 144A	2,697,660
10,424,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050, 144A	8,353,585

		71,971,774

	Collateralized Mortgage Obligations – 0.1%
188,668	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 5.444%, 10/20/2060(b)	187,360
114,640	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD LIBOR + 0.520%, 5.614%, 8/20/2062(b)	113,969
637	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	549
8,726	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,578
10,215	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	9,196
85,208	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	76,017
5,609,149	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,398,829
6,762	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD LIBOR + 0.280%, 4.909%, 5/20/2063(b)(c)	6,425

		5,799,923

	Consumer Cyclical Services – 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	1,796,824

	Consumer Products – 0.2%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	1,829,891
5,750,000	Natura & Co.Luxembourg Holdings Sarl, 6.000%, 4/19/2029, 144A	5,341,692
11,615,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	10,047,821

		17,219,404

	Electric – 1.4%
3,587,000	AES Corp., 3.300%, 7/15/2025, 144A	3,387,341
1,609,000	AES Corp., 3.950%, 7/15/2030, 144A	1,442,497
10,104,000	Calpine Corp., 5.000%, 2/01/2031, 144A	8,356,745
12,220,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 5.739%, 5/13/2024(b)	12,207,373
13,354,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	11,081,821

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 20,355,874	Cometa Energia SA de CV, 6.375%, 4/24/2035, 144A	$19,745,135
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,114,045
852,000	Edison International, 4.950%, 4/15/2025	833,920
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,708,427
1,348,000	Enel Generacion Chile SA, 4.250%, 4/15/2024	1,319,859
4,316,000	Entergy Corp., 2.800%, 6/15/2030	3,658,308
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	678,548
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD LIBOR + 2.910%, 8.209%, 4/30/2043(b)	10,632,634
3,800,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	2,927,845
5,584,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	5,100,046
7,133,000	Transelec SA, 4.250%, 1/14/2025, 144A	6,950,102

		93,144,646

	Finance Companies – 2.1%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,503,515
18,150,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	17,151,948
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	17,251,863
22,772,000	Ares Capital Corp., 2.150%, 7/15/2026	19,745,010
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	12,994,461
18,679,000	FS KKR Capital Corp., 3.400%, 1/15/2026	16,988,610
6,000,000	Navient Corp., 5.000%, 3/15/2027	5,367,733
6,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,495,782
5,850,000	OneMain Finance Corp., 3.500%, 1/15/2027	5,018,949
8,215,000	OneMain Finance Corp., 3.875%, 9/15/2028	6,715,763
4,262,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	3,617,842
13,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	11,866,610
10,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	9,589,596

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 5,769,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	$4,677,837
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,294,607

		144,280,126

	Financial Other – 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	3,742,289

	Food & Beverage – 0.7%
6,258,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	5,981,339
13,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	12,710,794
14,008,000	BRF SA, 5.750%, 9/21/2050, 144A	9,355,803
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	2,011,375
11,530,000	Minerva Luxembourg SA, 4.375%, 3/18/2031, 144A	9,021,553
6,134,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	5,238,643
4,996,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	4,378,290
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,253,706

		49,951,503

	Government Owned - No Guarantee – 1.5%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	6,025,782
17,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	16,538,129
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,371,073
8,230,000	Freeport Indonesia PT, 5.315%, 4/14/2032, 144A	7,797,431
6,355,000	Korea National Oil Corp., 4.875%, 4/03/2028, 144A	6,292,339
16,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	15,252,477
7,985,000	OCP SA, 3.750%, 6/23/2031, 144A	6,588,583
11,538,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	7,648,540
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	10,603,519
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,419,860
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,496,978

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
$ 9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	$9,852,635

		101,887,346

	Health Insurance – 0.1%
7,364,000	Centene Corp., 3.375%, 2/15/2030	6,328,916

	Healthcare – 0.2%
2,650,000	CVS Health Corp., 5.250%, 1/30/2031	2,641,683
12,395,000	HCA, Inc., 4.625%, 3/15/2052, 144A	10,185,551

		12,827,234

	Home Construction – 0.2%
4,801,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	4,411,447
8,905,000	NVR, Inc., 3.000%, 5/15/2030	7,712,964

		12,124,411

	Independent Energy – 0.6%
8,952,000	Devon Energy Corp., 4.500%, 1/15/2030	8,426,724
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,254,597
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,622,759
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,341,544
601,000	EQT Corp., 5.000%, 1/15/2029	565,835
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	8,884,566
5,835,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	6,299,816

		41,395,841

	Industrial Other – 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,128,203

	Life Insurance – 0.2%
14,171,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,659,600
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	1,663,898

		15,323,498

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – 0.1%
$ 6,397,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	$5,333,413

	Media Entertainment – 0.8%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,045,199
5,553,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	4,666,519
12,303,000	Prosus NV, 3.680%, 1/21/2030, 144A	10,444,264
13,750,000	Prosus NV, 3.832%, 2/08/2051, 144A	8,447,698
15,925,000	Warnermedia Holdings, Inc., 3.528%, 3/15/2024	15,635,608
20,770,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	16,926,949

		58,166,237

	Metals & Mining – 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,576,924
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	3,289,678
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	2,463,319
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	7,660,805
9,977,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	8,518,483
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	10,804,552
25,662,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	21,012,302
5,290,000	POSCO, 5.625%, 1/17/2026, 144A	5,267,261
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	2,985,692

		63,579,016

	Midstream – 0.7%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	482,558
1,500,000	Energy Transfer LP, 5.300%, 4/15/2047	1,304,655
125,000	Energy Transfer LP, 5.400%, 10/01/2047	110,172
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,571,347
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,656,860
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,368,679

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	$2,411,433
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	1,849,101
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	877,566
12,960,000	Sempra Global, 3.250%, 1/15/2032, 144A	10,407,628
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	923,264
13,096,000	Williams Cos., Inc., 3.500%, 11/15/2030	11,707,199

		44,670,462

	Mortgage Related – 22.3%
47,126,456	Federal Home Loan Mortgage Corp., 1.500%, with various maturities from 2050 to 2051(d)	35,384,653
114,172,612	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2052(d)	93,129,897
42,513,384	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2051(d)	36,014,458
54,772,545	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2042 to 2052(d)	48,489,982
15,881,208	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2043 to 2052(d)	14,616,247
60,462,042	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2044 to 2052(d)	56,776,606
25,128,914	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2041 to 2052(d)	24,227,393
13,623,416	Federal Home Loan Mortgage Corp., 5.000%, with various maturities from 2048 to 2052(d)	13,556,963
11,028,044	Federal Home Loan Mortgage Corp., 5.500%, with various maturities in 2053(d)	11,062,234
18,675,969	Federal Home Loan Mortgage Corp., 6.000%, with various maturities from 2035 to 2053(d)	18,966,555
1,896,908	Federal Home Loan Mortgage Corp., 6.500%, with various maturities in 2053(d)	1,957,435
261,954,230	Federal National Mortgage Association, 2.000%, with various maturities from 2037 to 2052(d)	218,513,867
596,782,040	Federal National Mortgage Association, 2.500%, with various maturities from 2045 to 2062(d)	494,027,578
62,639,515	Federal National Mortgage Association, 3.000%, with various maturities from 2045 to 2052(d)	55,671,154
117,153,957	Federal National Mortgage Association, 3.500%, with various maturities from 2043 to 2052(d)	106,743,354
37,835,232	Federal National Mortgage Association, 4.000%, with various maturities from 2041 to 2052(d)	35,765,068
35,652,100	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2053(d)	34,423,435
124,525,639	Federal National Mortgage Association, 5.000%, with various maturities from 2048 to 2053(d)	122,353,506

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$ 8,660,044	Federal National Mortgage Association, 5.500%, with various maturities from 2050 to 2053(d)	$8,711,223
32,895,090	Federal National Mortgage Association, 6.000%, with various maturities from 2034 to 2053(d)	33,482,377
3,364,644	Federal National Mortgage Association, 6.500%, with various maturities from 2029 to 2053(d)	3,471,959
16,082	Federal National Mortgage Association, 7.000%, with various maturities in 2030(d)	15,963
8,888	Federal National Mortgage Association, 7.500%, with various maturities from 2024 to 2032(d)	9,033
4,471	Government National Mortgage Association, 3.660%, 7/20/2063(a)	4,301
1,125	Government National Mortgage Association, 3.890%, 12/20/2062(a)	1,055
3,311,921	Government National Mortgage Association, 4.371%, 11/20/2066(a)	3,224,713
5,212,013	Government National Mortgage Association, 4.377%, 12/20/2066(a)	5,037,460
1,230,697	Government National Mortgage Association, 4.388%, 12/20/2063(a)	1,205,993
17,754	Government National Mortgage Association, 4.390%, 11/20/2062(a)	16,721
2,484,637	Government National Mortgage Association, 4.421%, 2/20/2066(a)	2,411,367
2,277	Government National Mortgage Association, 4.422%, 5/20/2063(a)	2,206
1,121,240	Government National Mortgage Association, 4.425%, 2/20/2066(a)	1,086,148
1,338,302	Government National Mortgage Association, 4.426%, 10/20/2066(a)	1,294,597
1,487,368	Government National Mortgage Association, 4.450%, 6/20/2066(a)	1,446,770
1,246,325	Government National Mortgage Association, 4.480%, 6/20/2064(a)	1,218,471
1,717,332	Government National Mortgage Association, 4.491%, 9/20/2066(a)	1,667,842
2,402,521	Government National Mortgage Association, 4.507%, 6/20/2066(a)	2,333,714
2,326,361	Government National Mortgage Association, 4.508%, 12/20/2064(a)	2,273,138
2,063,673	Government National Mortgage Association, 4.574%, 2/20/2065(a)	2,013,552
4,225,918	Government National Mortgage Association, 4.594%, with various maturities in 2064(a)(d)	4,143,242
1,205,126	Government National Mortgage Association, 4.612%, 4/20/2066(a)	1,174,417
840,213	Government National Mortgage Association, 4.613%, 1/20/2065(a)	822,150
2,247,906	Government National Mortgage Association, 4.615%, 3/20/2066(a)	2,182,047
1,235,762	Government National Mortgage Association, 4.619%, 3/20/2065(a)	1,204,674

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$ 3,086,222	Government National Mortgage Association, 4.620%, 2/20/2065(a)	$3,009,729
1,686,388	Government National Mortgage Association, 4.633%, 6/20/2064(a)	1,654,286
1,912,577	Government National Mortgage Association, 4.641%, 12/20/2064(a)	1,875,154
2,649	Government National Mortgage Association, 4.657%, 5/20/2063(a)	2,580
4,318,200	Government National Mortgage Association, 4.659%, 12/20/2066(a)	4,194,423
188,278	Government National Mortgage Association, 4.664%, 1/20/2064(a)	186,812
3,445	Government National Mortgage Association, 4.677%, 8/20/2061(a)	3,364
2,363,040	Government National Mortgage Association, 4.693%, 1/20/2065(a)	2,310,085
1,082,306	Government National Mortgage Association, 4.700%, with various maturities from 2062 to 2066(a)(d)	1,050,825
1,585,120	Government National Mortgage Association, 4.728%, 1/20/2064(a)	1,558,458
75,075	Government National Mortgage Association, 5.500%, 4/15/2038	77,050
14,626	Government National Mortgage Association, 6.000%, with various maturities from 2029 to 2038(d)	14,928
16,114	Government National Mortgage Association, 6.500%, with various maturities from 2029 to 2032(d)	16,430
12,843	Government National Mortgage Association, 7.000%, 9/15/2025	12,792
1,721	Government National Mortgage Association, 7.500%, with various maturities from 2025 to 2030(d)	1,728

		1,518,104,162

	Natural Gas – 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,326,898

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD LIBOR + 0.874%, 6.068%, 10/15/2038, 144A(b)	20,216,742
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,419,577
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	2,936,352
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	10,982,815
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,322,450
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.627%, 12/15/2038, 144A(b)	6,688,687
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,287,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	$6,055,246
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,480,699
774,794	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046, 144A(a)	733,721
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	1,774,105
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	9,798,415
7,801,458	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD LIBOR + 1.080%, 6.274%, 7/15/2038, 144A(b)	7,647,243
1,431,151	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 7.444%, 7/15/2038, 144A(b)	1,390,740
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044, 144A(a)	3,914,470
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	1,904,024
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,640,744
8,330,022	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD LIBOR + 0.950%, 6.144%, 11/15/2038, 144A(b)	8,074,946
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284%, 8/15/2046(a)	3,811,304
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.992%, 6/15/2044, 144A(a)	4,295,737
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,071,113

		127,446,218

	Other REITs – 0.0%
3,790,000	EPR Properties, 3.600%, 11/15/2031	2,955,670

	Paper – 0.2%
11,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,709,003

	Pharmaceuticals – 0.7%
12,370,000	Amgen, Inc., 5.750%, 3/02/2063	12,548,592
14,750,000	Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/2053	15,335,299
10,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,214,935
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,689,907
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,258,528

		46,047,261

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.1%
$ 2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	$1,985,197
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	4,148,200

		6,133,397

	Refining – 0.2%
1,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050, 144A	668,451
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	16,058,213

		16,726,664

	Retailers – 0.6%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	1,904,623
12,355,000	Dick’s Sporting Goods, Inc., 4.100%, 1/15/2052	8,578,734
15,880,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	15,050,270
8,985,000	Falabella SA, 3.375%, 1/15/2032, 144A	7,030,762
2,037,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	1,901,613
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	5,724,725
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,652,288

		43,843,015

	Sovereigns – 0.6%
14,229,000	Dominican Republic International Bonds, 4.875%, 9/23/2032, 144A	12,093,141
9,930,000	Dominican Republic International Bonds, 5.300%, 1/21/2041, 144A	7,767,478
6,195,000	Panama Government International Bonds, 6.853%, 3/28/2054	6,441,225
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	12,069,612

		38,371,456

	Technology – 1.6%
3,175,000	Baidu, Inc., 2.375%, 10/09/2030	2,628,075
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,307,084
5,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	4,517,895
11,954,000	Corning, Inc., 5.450%, 11/15/2079	10,797,643
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	1,984,317

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 4,324,000		Equifax, Inc., 7.000%, 7/01/2037	$4,596,827
15,011,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,722,585
12,714,000		Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	10,924,231
5,460,000		Jabil, Inc., 3.000%, 1/15/2031	4,639,456
2,250,000		Jabil, Inc., 5.450%, 2/01/2029	2,232,628
6,151,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	5,853,060
14,161,000		Oracle Corp., 4.100%, 3/25/2061	10,449,486
4,505,000		Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,188,964
3,513,000		Sabre Global, Inc., 7.375%, 9/01/2025, 144A	3,118,174
39,000		Science Applications International Corp., 4.875%, 4/01/2028, 144A	36,271
4,204,000		Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	3,596,486
13,563,000		Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	8,402,032
13,307,000		Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	11,525,426

			109,520,640

		Tobacco – 0.4%
26,019,000		BAT Capital Corp., 2.789%, 9/06/2024	25,028,403

		Treasuries – 33.7%
6,294,647	(††)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	33,607,980
12,341,849	(††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	71,333,537
154,795,000		U.S. Treasury Bonds, 1.750%, 8/15/2041	108,749,534
241,735,000		U.S. Treasury Bonds, 2.000%, 11/15/2041	176,948,132
71,990,000		U.S. Treasury Bonds, 2.375%, 2/15/2042	56,048,152
46,925,000		U.S. Treasury Bonds, 3.250%, 5/15/2042	41,873,230
91,165,000		U.S. Treasury Bonds, 3.375%, 8/15/2042	82,750,043
47,155,000		U.S. Treasury Bonds, 3.625%, 2/15/2053	45,254,064
71,525,000		U.S. Treasury Bonds, 3.625%, 5/15/2053	68,742,231

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$ 15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	$15,463,500
64,410,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	62,850,070
—	U.S. Treasury Notes, Zero Coupon, 0.000%	—
44,585,000	U.S. Treasury Notes, 2.750%, 7/31/2027	42,033,554
182,200,000	U.S. Treasury Notes, 2.750%, 8/15/2032	167,033,273
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,052,358
175,885,000	U.S. Treasury Notes, 3.125%, 8/31/2029	167,056,398
74,440,000	U.S. Treasury Notes, 3.375%, 5/15/2033	71,788,075
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,264,783
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,070,344
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	20,993,556
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	124,421,873
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,020,588
31,255,000	U.S. Treasury Notes, 3.625%, 5/31/2028	30,571,297
12,305,000	U.S. Treasury Notes, 3.625%, 3/31/2030	12,036,789
34,855,000	U.S. Treasury Notes, 3.875%, 11/30/2027	34,360,767
33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	32,808,370
175,610,000	U.S. Treasury Notes, 3.875%, 9/30/2029	173,881,339
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,491,147
60,010,000	U.S. Treasury Notes, 3.875%, 12/31/2029	59,487,257
87,650,000	U.S. Treasury Notes, 4.000%, 6/30/2028	87,170,664
15,815,000	U.S. Treasury Notes, 4.125%, 9/30/2027	15,726,658
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,149,238
235,490,000	U.S. Treasury Notes, 4.125%, 11/15/2032	240,641,344
3,941,597,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	96,607,728
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,371,497

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, 144A, (UYU)	$5,437,338

		2,295,096,708

	Wireless – 0.9%
6,130,000	America Movil SAB de CV, 2.875%, 5/07/2030	5,327,423
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	17,077,961
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	779,814
5,305,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032, 144A	4,201,560
7,180,000	Kenbourne Invest SA, 4.700%, 1/22/2028, 144A	4,824,386
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031, 144A	4,190,407
14,210,000	SBA Communications Corp., 3.125%, 2/01/2029	12,045,179
16,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032, 144A	14,947,418

		63,394,148

	Wirelines – 0.6%
18,528,000	AT&T, Inc., 1.700%, 3/25/2026	16,888,119
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,632,177
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	2,033,691
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,367,665
11,891,000	AT&T, Inc., 3.650%, 9/15/2059	8,278,741
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,458,217

		39,658,610

	Total Non-Convertible Bonds (Identified Cost $6,793,884,579)	6,225,293,849

Municipals – 0.1%
	Virginia – 0.1%
12,785,000	University of Virginia, Revenue Bonds, Series A, 3.227%, 9/01/2119	8,008,456

	Total Municipals (Identified Cost $12,785,000)	8,008,456

	Total Bonds and Notes (Identified Cost $6,806,669,579)	6,233,302,305

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – 2.9%
$ 2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 3.520%, 8.780%, 10/15/2034, 144A(b)	$2,156,968
4,210,000	AIG CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD LIBOR + 1.120%, 6.370%, 4/20/2032, 144A(b)	4,160,735
725,000	AIG CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 6.832%, 4/18/2035, 144A(b)	705,528
1,000,000	Aimco CLO 14 Ltd., Series 2021-14A, Class B, 3 mo. USD LIBOR + 1.350%, 6.600%, 4/20/2034, 144A(b)	961,899
2,000,000	AMMC CLO 16 Ltd., Series 2015-16A, Class BR2, 3 mo. USD LIBOR + 1.450%, 6.701%, 4/14/2029, 144A(b)	1,999,888
1,585,000	AMMC CLO 22 Ltd., Series 2018-22A, Class D, 3 mo. USD LIBOR + 2.700%, 7.955%, 4/25/2031, 144A(b)	1,474,543
4,275,000	AMMC CLO Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 10.893%, 4/15/2036, 144A(b)	4,324,988
400,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/15/2030, 144A(b)	390,255
990,244	Atrium XIII, Series 13A, Class A1, 3 mo. USD LIBOR + 1.180%, 6.453%, 11/21/2030, 144A(b)	983,952
3,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2031, 144A(b)	2,895,774
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD LIBOR + 2.150%, 7.415%, 4/19/2034, 144A(b)	1,106,494
420,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 3.100%, 8.350%, 10/20/2034, 144A(b)	374,240
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 3.250%, 8.523%, 1/22/2035, 144A(b)	1,585,850
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 9.643%, 4/16/2036, 144A(b)	2,235,179
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.200%, 6.450%, 7/20/2034, 144A(b)	4,097,502
3,420,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.550%, 7.429%, 4/20/2035, 144A(b)	3,413,567
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD LIBOR + 1.550%, 6.810%, 7/15/2032, 144A(b)	1,365,932
3,500,000	Barings CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.900%, 8.155%, 4/25/2034, 144A(b)	3,212,286
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD LIBOR + 1.170%, 6.443%, 1/25/2035, 144A(b)	4,893,445
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD LIBOR + 3.250%, 8.510%, 4/15/2034, 144A(b)	347,450
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD LIBOR + 1.600%, 6.899%, 4/30/2031, 144A(b)	1,635,467
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD LIBOR + 1.750%, 7.005%, 7/25/2034, 144A(b)	1,808,532
2,400,000	Buttermilk Park CLO Ltd., Series 2018-1A, Class C, 3 mo. USD LIBOR + 2.100%, 7.360%, 10/15/2031, 144A(b)	2,307,754
1,981,249	Carbone CLO Ltd., Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.140%, 6.390%, 1/20/2031, 144A(b)	1,963,859
3,570,000	Carlyle U.S. CLO Ltd., Series 2021-1A, Class C, 3 mo. USD LIBOR + 2.800%, 8.060%, 4/15/2034, 144A(b)	3,283,004
2,020,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.450%, 4/20/2032, 144A(b)	1,923,155
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD LIBOR + 2.950%, 8.200%, 7/20/2032, 144A(b)	3,371,668
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/17/2034, 144A(b)	509,305

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 2,165,000	CIFC Funding Ltd., Series 2012-2RA, Class A2, 3 mo. USD SOFR + 1.512%, 6.500%, 1/20/2028, 144A(b)	$2,147,598
540,000	CIFC Funding Ltd., Series 2019-3A, Class CR, 3 mo. USD LIBOR + 3.050%, 8.310%, 10/16/2034, 144A(b)	507,112
2,500,000	CIFC Funding Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 3.150%, 8.410%, 1/15/2035, 144A(b)	2,346,752
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/15/2036, 144A(b)	2,853,469
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 10/20/2034, 144A(b)	4,211,959
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2035, 144A(b)	6,632,703
1,000,000	CIFC Funding Ltd., Series 2015-4A, Class CR2, 3 mo. USD LIBOR + 3.000%, 8.250%, 4/20/2034, 144A(b)	923,847
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD LIBOR + 1.170%, 6.420%, 7/20/2034, 144A(b)	7,465,225
710,064	Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR, 3 mo. USD LIBOR + 0.820%, 6.141%, 11/15/2028, 144A(b)	705,696
5,450,000	Dryden 78 CLO Ltd., Series 2020-78A, Class A, 3 mo. USD LIBOR + 1.180%, 6.440%, 4/17/2033, 144A(b)	5,381,717
4,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3 mo. USD LIBOR + 1.160%, 6.410%, 10/20/2034, 144A(b)	4,447,486
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%, 6.500%, 4/15/2033, 144A(b)	2,682,747
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 3.650%, 8.910%, 10/15/2034, 144A(b)	1,626,936
500,000	Generate CLO 9 Ltd., Series 9A,Class A, 3 mo. USD LIBOR + 1.200%, 6.450%, 10/20/2034, 144A(b)	488,372
1,650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950%, 8.210%, 10/15/2030, 144A(b)	1,527,641
1,875,000	Goldentree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.400%, 6.650%, 11/20/2030, 144A(b)	1,848,523
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 6.958%, 4/26/2031, 144A(b)	1,485,343
2,575,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 3 mo. USD LIBOR + 1.800%, 7.073%, 4/28/2031, 144A(b)	2,544,583
5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950% 9.806%, 4/21/2036, 144A(b)	5,010,150
2,000,000	LCM XX LP, Series 20A, Class BR, 3 mo. USD LIBOR + 1.550%, 6.800%, 10/20/2027, 144A(b)	1,990,040
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD LIBOR + 1.375%, 6.635%, 1/17/2030, 144A(b)	1,157,687
3,155,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class A, 3 mo. USD LIBOR + 1.140%, 6.402%, 1/18/2034, 144A(b)	3,117,522
1,650,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class DR, 3 mo. USD LIBOR + 3.150%, 8.410%, 10/15/2034, 144A(b)	1,534,581
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD LIBOR + 1.900%, 7.150%, 4/20/2032, 144A(b)	468,265
1,694,147	Magnetite XVIII Ltd., Series 2016-18A, Class AR2, 3 mo. USD LIBOR + 0.880%, 6.201%, 11/15/2028, 144A(b)	1,682,115
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD LIBOR + 1.350%, 6.600%, 4/20/2034, 144A(b)	1,213,835
850,000	Magnetite XXIV Ltd., Series 2019-24A, Class DR, 3 mo. USD SOFR + 3.050%, 8.036%, 4/15/2035, 144A(b)	793,742
1,900,000	Magnetite XXX Ltd., Series 2021-30A, Class D, 3 mo. USD LIBOR + 2.950%, 8.205%, 10/25/2034, 144A(b)	1,764,908

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 1,225,000	Magnetite XXXI Ltd., Series 2021-31A, Class A1, 3 mo. USD LIBOR + 1.100%, 6.360%, 7/15/2034, 144A(b)	$1,202,743
782,912	Mountain View CLO X Ltd., Series 2015-10A, Class BR, 3 mo. USD LIBOR + 1.350%, 6.592%, 10/13/2027, 144A(b)	782,789
465,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 3 mo. USD LIBOR + 1.200%, 6.473%, 4/28/2034, 144A(b)	452,220
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD LIBOR + 1.900%, 7.173%, 1/28/2030, 144A(b)	620,660
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 4/16/2033, 144A(b)	3,315,928
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.800%, 8.050%, 10/20/2034, 144A(b)	2,488,447
1,150,000	OCP CLO Ltd., Series 2021-21A, Class D, 3 mo. USD LIBOR + 2.950%, 8.200%, 7/20/2034, 144A(b)	1,056,667
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.050%, 7.310%, 7/15/2029, 144A(b)	4,232,060
4,000,000	OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 3 mo. USD LIBOR + 1.130%, 6.392%, 1/18/2036, 144A(b)	3,927,036
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD LIBOR + 1.500%, 6.762%, 1/18/2034, 144A(b)	8,688,512
720,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 3 mo. USD LIBOR + 2.900%, 8.279%, 2/20/2034, 144A(b)	695,226
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD LIBOR + 1.700%, 6.973%, 10/22/2030, 144A(b)	463,733
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD LIBOR + 1.950%, 7.200%, 7/20/2030, 144A(b)	249,570
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3 mo. USD LIBOR + 3.600%, 8.996%, 11/25/2028, 144A(b)	2,124,046
415,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 3 mo. USD LIBOR + 1.350%, 6.729%, 2/20/2028, 144A(b)	413,744
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.800%, 7.050%, 4/20/2029, 144A(b)	1,236,201
750,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD LIBOR + 1.400%, 6.650%, 7/20/2029, 144A(b)	738,407
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD LIBOR + 1.400%, 6.660%, 10/15/2029, 144A(b)	1,466,020
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.886%, 10/15/2030, 144A(b)	979,513
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.750%, 7.010%, 10/15/2034, 144A(b)	5,500,257
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.949%, 4/20/2035, 144A(b)	1,203,434
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.200%, 6.460%, 10/15/2034, 144A(b)	1,420,521
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD LIBOR + 1.700%, 6.962%, 10/18/2034, 144A(b)	3,671,875
750,000	Regatta IX Funding Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 1.800%, 7.060%, 4/17/2030, 144A(b)	739,685
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.512%, 1/18/2034, 144A(b)	2,933,206
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD LIBOR + 1.650%, 6.900%, 4/20/2034, 144A(b)	1,441,808
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 6.512%, 4/15/2038, 144A(b)	2,748,966
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD LIBOR + 1.160%, 6.420%, 4/17/2034, 144A(b)	2,943,465

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 1,000,000	Signal Peak CLO Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.582%, 7/18/2034, 144A(b)	$987,812
1,000,000	Silver Creek CLO Ltd., Series 2014-1A, Class DR, 3 mo. USD LIBOR + 3.350%, 8.600%, 7/20/2030, 144A(b)	979,314
2,085,000	THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, 3 mo. USD LIBOR + 1.450%, 6.829%, 11/20/2030, 144A(b)	2,048,555
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD LIBOR + 2.200%, 7.460%, 7/17/2031, 144A(b)	3,418,726
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD LIBOR + 1.170%, 6.431%, 7/21/2034, 144A(b)	4,930,605
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.180%, 6.430%, 7/20/2034, 144A(b)	981,277
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD LIBOR + 1.170%, 6.420%, 1/20/2035, 144A(b)	489,209
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.150%, 6.400%, 7/20/2033, 144A(b)	244,046

	Total Collateralized Loan Obligations (Identified Cost $202,336,535)	199,866,056

Short-Term Investments – 4.7%
10,150,000	Federal Home Loan Bank Discount Notes, 4.800%-4.900%, 7/06/2023(e)(f)	10,145,914
58,520,000	Federal Home Loan Bank Discount Notes, 4.850%, 7/12/2023(f)	58,449,360
58,005,000	Federal Home Loan Bank Discount Notes, 4.850%, 7/17/2023(f)	57,896,118
73,010,000	Federal Home Loan Bank Discount Notes, 4.900%, 7/10/2023(f)	72,941,444
62,766,706	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $62,778,736 on 7/03/2023 collateralized by $67,989,700 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $64,022,082 including accrued interest(g)	62,766,706
59,340,000	U.S. Treasury Bills, 4.990%, 8/10/2023(f)(h)	59,018,517

	Total Short-Term Investments (Identified Cost $321,208,193)	321,218,059

	Total Investments – 99.1% (Identified Cost $7,330,214,307)	6,754,386,420
	Other assets less liabilities – 0.9%	58,960,858

	Net Assets – 100.0%	$6,813,347,278

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $1,455,444,726 or 21.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
MXN	Mexican Peso
UYU	Uruguayan Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	735	$151,178,725	$149,457,656	$(1,721,069)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	2,038	242,701,197	241,375,625	(1,325,572)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	2,703	307,007,194	303,453,984	(3,553,210)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	4,886	530,053,517	523,260,063	(6,793,454)
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	455	60,950,234	61,979,531	1,029,297

Total					$(12,364,008)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$5,700,158	$99,765	$5,799,923
All Other Non-Convertible Bonds*	—	6,219,493,926	—	6,219,493,926

Total Non-Convertible Bonds	—	6,225,194,084	99,765	6,225,293,849

Municipals*	—	8,008,456	—	8,008,456

Total Bonds and Notes	—	6,233,202,540	99,765	$6,233,302,305

Collateralized Loan Obligations		199,866,056		199,866,056
Short-Term Investments	—	321,218,059	—	321,218,059

Total Investments	—	6,754,286,655	99,765	6,754,386,420

Futures Contracts (unrealized appreciation)	1,029,297	—	—	1,029,297

Total	$1,029,297	$6,754,286,655	$99,765	$6,755,415,717

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(13,393,305)	$—	$—	$(13,393,305)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$122,859	$—	$76	$302	$1,776	$(25,248)	$—	$—	$99,765	$(1,227)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of June 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$1,029,297

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(13,393,305)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	33.7%
Mortgage Related	22.3
Banking	6.8
ABS Car Loan	2.5
Finance Companies	2.1
Other Investments, less than 2% each	24.1
Short-Term Investments	4.7
Collateralized Loan Obligations	2.9

Total Investments	99.1
Other assets less liabilities (including futures contracts)	0.9

Net Assets	100.0%